	NICHOLAS LIMITED EDITION, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF SEPTEMBER 30, 2019

SHARES OR
PRINCIPAL
AMOUNT		VALUE

-------------		------------
COMMON STOCKS - 93.72%
	Consumer Discretionary - Automobiles &
	Components - 1.16%
64,000	Dorman Products, Inc.	$ 5,090,560
		------------

	Consumer Discretionary - Durables &
	Apparel - 2.13%
160,000	La-Z-Boy Incorporated	5,374,400
92,500	M.D.C. Holdings, Inc.	3,986,750
		------------
		9,361,150
		------------
	Consumer Discretionary - Retailing - 2.42%
68,500	Murphy USA Inc.	5,843,050
82,000	Ollie's Bargain Outlet Holdings, Inc.	4,808,480
		------------
		10,651,530
		------------

	Consumer Discretionary - Services - 2.63%
220,000	Carriage Services, Inc.	4,496,800
352,500	Wendy's Company (The)	7,042,950
		------------
		11,539,750
		------------

	Consumer Staples - Food & Staples
	Retailing - 0.94%
58,000	PriceSmart, Inc.	4,123,800
		------------

	Consumer Staples - Food, Beverage &
	Tobacco - 1.37%
292,500	Nomad Foods Limited	5,996,250
		------------

	Financials - Banks - 2.26%
105,894	First Financial Bancorp.	2,591,756
131,000	Glacier Bancorp, Inc.	5,300,260
27,000	IBERIABANK Corporation	2,039,580
		------------
		9,931,596
		------------

	Financials - Diversified - 4.61%
146,500	Cohen & Steers, Inc.	8,047,245
222,866	Granite Point Mortgage Trust Inc.	4,176,509
55,000	Morningstar, Inc.	8,037,700
		------------
		20,261,454
		------------

	Financials - Insurance - 1.91%
220,000	Brown & Brown, Inc.	7,933,200
9,000	Goosehead Insurance, Inc. - Class A	444,150
		------------
		8,377,350
		------------

	Health Care - Equipment & Services - 8.36%
71,000	LivaNova PLC	5,239,090
102,500	NuVasive, Inc.	6,496,450
47,500	STERIS plc	6,863,275
80,000	Tabula Rasa HealthCare, Inc.	4,395,200
182,000	Varex Imaging Corporation	5,194,280
167,246	Vocera Communications, Inc.	4,122,614

215,000	Wright Medical Group N.V.	4,435,450
		------------
		36,746,359
		------------

	Health Care - Pharmaceuticals,
	Biotechnology & Life Sciences - 5.56%
34,500	Bio-Techne Corporation	6,750,615
49,000	ICON plc	7,219,660
145,000	Prestige Consumer Healthcare Inc.	5,030,050
102,500	Syneos Health, Inc.	5,454,025
		------------
		24,454,350
		------------

	Industrials - Capital Goods - 6.26%
137,500	A.O. Smith Corporation	6,560,125
162,500	Beacon Roofing Supply, Inc.	5,448,625
297,710	BMC Stock Holdings, Inc.	7,794,048
50,000	Middleby Corporation (The)	5,845,000
25,500	Regal-Beloit Corporation	1,857,675
		------------
		27,505,473
		------------

	Industrials - Commercial & Professional
	Services - 13.44%
212,500	Advanced Disposal Services, Inc.	6,921,125
93,000	Exponent, Inc.	6,500,700
147,500	Healthcare Services Group, Inc.	3,582,775
150,000	IAA, Inc.	6,259,500
90,500	ICF International, Inc.	7,644,535
292,500	Interface, Inc.	4,223,700
217,500	KAR Auction Services, Inc.	5,339,625
165,000	Ritchie Bros. Auctioneers Incorporated	6,583,500
135,696	SP Plus Corporation	5,020,752
109,470	US Ecology, Inc.	6,999,512
		------------
		59,075,724
		------------

	Industrials - Transportation - 3.85%
147,500	Knight-Swift Transportation Holdings Inc.	5,354,250
273,766	Marten Transport, Ltd.	5,688,857
166,000	Werner Enterprises, Inc.	5,859,800
		------------
		16,902,907
		------------

	Information Technology - Semiconductors &
	Semiconductor Equipment - 4.38%
325,000	Lattice Semiconductor Corporation	5,942,625
80,140	Power Integrations, Inc.	7,247,060
125,100	Semtech Corporation	6,081,111
		------------
		19,270,796
		------------

	Information Technology - Software &
	Services - 24.32%
134,500	BlackLine, Inc.	6,430,445
73,250	CyberArk Software Ltd.	7,311,815
190,000	Descartes Systems Group Inc. (The)	7,658,900
99,000	Envestnet, Inc.	5,613,300
53,000	Euronet Worldwide, Inc.	7,753,900
187,500	EVERTEC, Inc.	5,853,750
205,000	EVO Payments, Inc. - Class A	5,764,600
102,000	ExlService Holdings, Inc.	6,829,920
300,000	i3 Verticals, Inc. - Class A	6,036,000
82,000	Paylocity Holding Corporation	8,001,560
97,500	Q2 Holdings, Inc.	7,689,825
77,000	Qualys, Inc.	5,818,890
136,500	Rapid7, Inc.	6,195,735
510,000	Repay Holdings Corporation	6,798,300
89,000	Varonis Systems, Inc.	5,320,420
133,400	WNS (Holdings) Limited	7,837,250
		------------
		106,914,610
		------------

	Materials - 5.12%

59,500	AptarGroup, Inc.	7,047,775
187,500	GCP Applied Technologies Inc.	3,609,375
192,500	PolyOne Corporation	6,285,125
81,000	Sensient Technologies Corporation	5,560,650
		------------
		22,502,925
		------------

	Real Estate - 3.01%
156,433	Community Healthcare Trust Incorporated	6,969,090
134,200	NexPoint Residential Trust, Inc.	6,275,192
		------------
		13,244,282
		------------

	TOTAL COMMON STOCKS
	(cost $274,222,706)	411,950,866
		------------

SHORT-TERM INVESTMENTS - 6.22%
	U.S. Government Securities - 4.77%
$5,000,000	U.S. Treasury Bill 10/01/2019 1.984%	5,000,000
5,000,000	U.S. Treasury Bill 10/08/2019, 1.943%	4,998,142
5,000,000	U.S. Treasury Bill 10/15/2019, 1.901%	4,996,366
6,000,000	U.S. Treasury Bill 10/22/2019, 1.751%	5,993,978
		------------
		20,988,486
		------------

	Money Market Fund - 1.45%
6,359,876	Morgan Stanley Liquidity Funds Government
	Portfolio (Institutional Class),
	7-day net yield 1.85%	6,359,876
		------------

	TOTAL SHORT-TERM INVESTMENTS
	(cost $27,348,362)	27,348,362
		------------

	TOTAL INVESTMENTS
	(cost $301,571,068) - 99.94%	439,299,228
		------------

	OTHER ASSETS, NET OF LIABILITIES - 0.06%	282,140
		------------
	TOTAL NET ASSETS
(basis of percentages disclosed
	above) - 100%	$439,581,368
		------------
		------------
% of net assets.

As of September 30, 2019, investment cost for federal tax purposes was $301,458,182 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$143,881,630
Unrealized depreciation	(6,040,584)
------------
Net unrealized appreciation	$137,841,046
------------
------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Accounting Standards Codification 820-10.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     Level 1 - quoted prices in active markets for identical investments

     Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds,

credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
----------------	-------------
Level 1 -
Common Stocks(1)	$411,950,866
Money Market Fund	6,359,876
Level 2 -
U.S. Treasury Bills	20,988,486
Level 3 -
None	--
------------
Total	$439,299,228
------------
------------

(1) See Schedule above for further detail by industry.